Borrowings - Groups borrowings excluding convertible debt (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Borrowings
2026	¥ 235,379
2027	282,886
2028	429,949
2029	465,171
2030	465,171
Thereafter	¥ 1,656,026